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                                       Lincoln
                                       Financial Group
                                       Lincoln Life LOGO



Jeremy Sachs, Esquire
Senior Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Telephone: 860 466 1465
Facsimile: 860 466 1778


January 14, 2002
                                       VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: LLANY Separate Account S for Flexible Premium Variable Life Insurance
    ("Separate Account")
    Lincoln Life & Annuity Company of New York ("LLANY")
    Registration Numbers: 333-74325; 811-09257; CIK: 0001081039


Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LLANY in these matters.

LLANY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under Registration Number 333-74325, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on October 5, 2001.


Sincerely yours,

/s/ Jeremy Sachs

Jeremy Sachs
Senior Counsel